INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Income (Loss) Before Income Taxes

For the years ended December 31,	2023	2022	2021
U.S. income (loss)	$(357)	$(1,081)	$73
Non-U.S. income (loss)	227	(1,393)	(937)
Total	$(130)	$(2,474)	$(864)

Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes includes the following:
Provision (Benefit) For Income Taxes

For the years ended December 31,	2023	2022	2021
Current
U.S.	$(184)	$(2)	$—
Non-U.S.	500	426	(12)
Deferred
U.S.	—	—	—
Non-U.S.	28	(176)	(128)
Total	$344	$248	$(140)

Schedule of Effective Income Tax Rate Reconciliation
Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate

	2023		2022		2021
For the years ended December 31,	Amount	Rate	Amount	Rate	Amount	Rate
U.S. federal statutory income tax rate	$(27)	21.0%	$(520)	21.0%	$(182)	21.0%
Tax on global activities including exports	(83)	64.0	(24)	1.0	(158)	18.3
U.S. business credits(a)	(208)	160.0	(187)	7.6	(136)	15.7
Valuation allowances	774	(594.5)	951	(38.5)	390	(45.2)
State taxes, net of federal benefit	(46)	35.3	(31)	1.3	(37)	4.3
Uncertain tax positions	(61)	47.2	(33)	1.3	(55)	6.4
All other – net	(5)	2.9	92	(3.7)	38	(4.3)
	371	(285.1)	768	(31.0)	42	(4.8)
Actual income tax rate	$344	(264.1)%	$248	(10.0)%	$(140)	16.2%

(a)
U.S. business credits, primarily the credit for energy produced from renewable sources and the credit for research performed in the U.S. The Company uses the flow-through method to account for investment tax credits. Under this method, the investment tax credits are recognized as a reduction to income tax expense. Starting in 2023, as a result of the Inflation Reduction Act, production tax credits became transferrable and not reliant on a tax liability to be realized. As a result, we did not record a valuation allowance against the 2023 generated production tax credits.

Summary of Income Tax Contingencies
The balance of unrecognized tax benefits, the amount of related interest and penalties, and what we believe to be the range of reasonably possible changes in the next 12 months are as follows:
Unrecognized Tax Benefits

As of December 31,	2023	2022	2021
Unrecognized tax benefits	$643	$763	$801
Portion that, if recognized, would reduce tax expense and effective tax rate	251	411	430
Accrued interest on unrecognized tax benefits	151	151	150
Accrued penalties on unrecognized tax benefits	92	109	127
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months	42	105	82
Portion of amount reasonably possible to change in 12 months that, if recognized, would reduce tax expense and effective tax rate	31	39	33

Schedule Of Unrecognized Tax Benefits Reconciliation
Unrecognized Tax Benefits Reconciliation

As of December 31,	2023	2022	2021
Balance as of January 1,	$763	$801	$870
Additions for tax positions of the current year	6	31	28
Additions for tax positions of prior years	74	46	57
Reductions for tax positions of prior years	(94)	(62)	(66)
Settlements with tax authorities	(55)	(3)	(24)
Expiration of the statute of limitations	(51)	(50)	(64)
Balance as of December 31,	$643	$763	$801

Schedule of Deferred Tax Assets and Liabilities	Deferred Income Taxes

As of December 31,	2023	2022
Total assets	$2,031	$2,207
Total liabilities	(831)	(1,021)
Net deferred income tax asset (liability)	$1,200	$1,186

Schedule Of Net Deferred Tax Assets And Liabilities
Components of the Net Deferred Income Tax Asset (Liability)

As of December 31,	2023	2022
Contract liabilities, contract assets and deferred income	$2,005	$1,525
Principal pension plans	702	159
Other compensation and benefits	261	314
Accrued expenses	403	400
Intangible assets	690	657
Tax loss carryforwards(a)	6,775	6,561
Tax credits(b)	806	723
Other	95	112
Total deferred tax assets	$11,737	$10,451
Valuation allowances(c)	(9,706)	(8,244)
Total deferred tax assets after valuation allowances	$2,031	$2,207
Property, plant and equipment	$(97)	$(74)
Global investments, partnerships, joint ventures and non-consolidated	(588)	(686)
Other	(146)	(261)
Total deferred tax liabilities	$(831)	$(1,021)
Net deferred income tax asset (liability)	$1,200	$1,186

(a)
As of December 31, 2023 and 2022, the Company had net operating loss carryforwards of $6,775 million and $6,561 million (primarily related to Switzerland and the U.S. which expire after 2025 or do not expire). Netted against these amounts are accruals of $235 million and $277 million for unrecognized tax benefits the Company has recorded related to the underlying tax positions which generated net operating losses. The gross net operating loss carryforwards resulted in a deferred tax asset of $7,010 million and $6,838 million at December 31, 2023 and 2022, respectively.

(b)
As of December 31, 2023 and 2022, the company had tax credits carryforwards of $806 million and $723 million, primarily related to credits for energy produced from renewable sources, for research performed in the U.S, and foreign tax credits which expire in various years through December 31, 2044.

(c)
As of December 31, 2023 and 2022, the Company had valuation allowances of $(9,706) million and $(8,244) million, respectively. Valuation allowances primarily relate to US and
non-U.S.
deferred taxes where there were historical losses and U.S. federal/state credit carryforwards. The change to the valuation allowance for the year ended December 31, 2023 as compared to the year ended December 31, 2022 of $(1,462) million primarily relates to increases to net operating losses in foreign jurisdictions and increases to U.S. business credits where benefits are not currently expected to be realized.